Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration on Sales Revenues Generated by Customers Type Comprised - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Schedule of Concentration on Sales Revenues Generated by Customers Type Comprised [Abstract]
Third party sales revenues	$ 884,083	$ 2,724,048
Third party sales revenues, percentage	93.00%	66.00%
Related party sales revenues		$ 484,543
Related party sales revenues, percentage		12.00%
Third party franchise revenues		$ 850,649
Third party franchise revenues, percentage		21.00%
Related party franchise revenues	$ 41,802	$ 50,496
Related party franchise revenues, percentage	4.00%	1.00%
Third party other revenues	$ 28,149
Third party other revenues, percentage	3.00%
Related party other revenues
Related party other revenues, percentage
Total	$ 954,034	$ 4,109,736
Total percentage	100.00%	100.00%